CONVERTIBLE SENIOR NOTES (Details) (USD $)	12 Months Ended				0 Months Ended	3 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2011	Apr. 07, 2011 Convertible Senior Notes due 2018	Mar. 31, 2011 Convertible Senior Notes due 2018	Dec. 31, 2013 Convertible Senior Notes due 2018 item	Dec. 31, 2012 Convertible Senior Notes due 2018	Dec. 31, 2011 Convertible Senior Notes due 2018	Mar. 15, 2011 Convertible Senior Notes due 2018	Dec. 31, 2013 Convertible Senior Notes due 2018 American Depository Shares (ADS) item
CONVERTIBLE SENIOR NOTES
Debt issued										$ 175,000,000
Interest rate (as a percent)							4.125%
Redemption price as a percentage of principal amount at maturity together with any accrued but unpaid interest							100.00%
Redemption price at the option of the holder as a percentage of principal amount together with any accrued but unpaid interest							100.00%
Conversion price of debts (in pound sterling per share/in dollars per ADS)											$ 10.5473
Number of shares to be allotted and issued on full conversion of debts (in shares/ADS)											18,962,269
Amount of beneficial conversion feature recognized for issuance of Convertible Bonds							0
Repurchase of debt									88,384,000
Cash used for repurchase of debt			57,055,127						57,055,127
Net gain repurchase of debt			28,349,939						28,349,939
Carrying value	111,616,000	111,616,000					111,616,000	111,616,000
Number of ordinary shares per ADS				2
Maximum aggregate principal amount pertaining to exercise of over-allotment of debt by initial purchasers					25,000,000
Number of initial purchasers whose affiliate considered as hedge counterparty							1
Cap price (in dollars per ADS)											$ 15.0675
Premium of preliminary option											21,504,779
Premium of over-allotment option											3,197,500
Deferred issuance cost expensed									2,978,934
Refund of portion of premium paid due to repurchase of debt									861,280
Debt issuance cost paid						7,156,101			7,156,101
Amortization of deferred convertible notes issuance costs and premium	$ 784,456	$ 784,456	$ 881,172				$ 784,456	$ 784,456